Equity - Share options, range of exercise prices (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	4,041,567	4,149,639	4,116,149
Weighted average remaining contractual life	4 years 7 months 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 9.25	$ 7.07	$ 2.92
Number options exercisable (in shares) | shares	1,963,793
Weighted average exercise price of options exercisable (in usd per share)	$ 5.44
$1.23 - $1.50
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	118,517
Weighted average remaining contractual life	1 year 1 month 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 1.42
Number options exercisable (in shares) | shares	118,517
Weighted average exercise price of options exercisable (in usd per share)	$ 1.42
$1.23 - $1.50 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	1.23
$1.23 - $1.50 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 1.50
$2.00 - $2.36
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	260,507
Weighted average remaining contractual life	1 year 7 months 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 2.17
Number options exercisable (in shares) | shares	260,507
Weighted average exercise price of options exercisable (in usd per share)	$ 2.17
$2.00 - $2.36 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	2.00
$2.00 - $2.36 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 2.36
$2.86 - $3.16
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	339,976
Weighted average remaining contractual life	3 years 7 months 6 days
Weighted average exercise price of options outstanding (in usd per share)	$ 2.93
Number options exercisable (in shares) | shares	285,894
Weighted average exercise price of options exercisable (in usd per share)	$ 2.90
$2.86 - $3.16 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	2.86
$2.86 - $3.16 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 3.16
$3.21 - $4.71
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,150,704
Weighted average remaining contractual life	3 years 10 months 24 days
Weighted average exercise price of options outstanding (in usd per share)	$ 3.46
Number options exercisable (in shares) | shares	800,235
Weighted average exercise price of options exercisable (in usd per share)	$ 3.53
$3.21 - $4.71 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	3.21
$3.21 - $4.71 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 4.71
$10.64 - $13.46
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,275,856
Weighted average remaining contractual life	5 years 3 months 18 days
Weighted average exercise price of options outstanding (in usd per share)	$ 11.35
Number options exercisable (in shares) | shares	340,989
Weighted average exercise price of options exercisable (in usd per share)	$ 11.16
$10.64 - $13.46 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	10.64
$10.64 - $13.46 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 13.46
$15.63 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	896,007
Weighted average remaining contractual life	6 years
Weighted average exercise price of options outstanding (in usd per share)	$ 19.18
Number options exercisable (in shares) | shares	157,651
Weighted average exercise price of options exercisable (in usd per share)	$ 15.83
$15.63 - $26.13 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	15.63
$15.63 - $26.13 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in usd per share)	$ 26.13